Restructuring Costs And Similar Items (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (6 months)	December 31, 2019 (12 months)
Employee-related expenses	642	667	791
Expenses related to property, plant and equipment and to inventories	62	39	106
Compensation for early termination of contracts (other than contracts of employment)	11	3	49
Decontamination costs	—	1	27
Other restructuring costs	43	37	89
Total	758	747	1,062